Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease

The components of lease expense were as follows for the periods presented (in thousands):

	Year ended December 31,
	2024	2023	2022
Operating lease cost	638	580	586
Short-term lease cost	-	-	20
Variable lease cost	73	52	26
Total lease cost	711	632	632

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2024	2023
Weighted average remaining lease term	5.1	7
Weighted average discount rate	8.767%	8.767%

Schedule of Maturities of the Company’s Operating Lease Liabilities

The maturities of the Company’s operating lease liabilities were as follows (in thousand):

Fiscal years ending December 31,	December 31, 2024
2025	575
2026	595
2027	595
2028	595
Thereafter	647

Total undiscounted lease payments	3,007

Less imputed interest	(552)

Total lease liabilities	2,455